Cover	Jul. 16, 2024
Document Information [Line Items]
Entity Registrant Name	V F CORP
Amendment Flag	true
Entity Central Index Key	0000103379
Document Type	8-K/A
Document Period End Date	Jul. 16, 2024
Entity Incorporation, State or Country Code	PA
Entity File Number	1-5256
Entity Tax Identification Number	23-1180120
Entity Address, Address Line One	1551 Wewatta Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	778-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A of V.F. Corporation (“VF”) is being filed solely to amend and restate the fourth paragraph under Item 1.01. in the Current Report on Form 8-K filed by VF on July 17, 2024 (the “Original Filing”).
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, without par value, stated capital $.25 per share
Trading Symbol	VFC
Security Exchange Name	NYSE
M 4125 Senior Notes Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.125% Senior Notes due 2026
Trading Symbol	VFC26
Security Exchange Name	NYSE
M 0250 Senior Notes Due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.250% Senior Notes due 2028
Trading Symbol	VFC28
Security Exchange Name	NYSE
M 4250 Senior Notes Due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.250% Senior Notes due 2029
Trading Symbol	VFC29
Security Exchange Name	NYSE
M 0625 Senior Notes Due 2032 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.625% Senior Notes due 2032
Trading Symbol	VFC32
Security Exchange Name	NYSE